                   STAG VARIABLE LIFE LAST SURVIVOR II (SERIES II)
                               SEPARATE ACCOUNT VL II
                          HARTFORD LIFE INSURANCE COMPANY

                                 FILE NO. 333-88261


      SUPPLEMENT DATED DECEMBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS


HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the prospectus to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."

HARTFORD BOND HLS FUND - OBJECTIVE CHANGE

Under the section entitled "The Funds," the paragraph describing the investment objective of Hartford Bond HLS Fund is deleted and replaced with the following:

      Hartford Total Return Bond HLS Fund - Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5129